Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Operating activities
Net income/(loss)	$ 108.0	$ (42.5)
Adjustments to reconcile net income/(loss) after tax to net cash provided by/(used in) operating activities:
Share compensation expense	1.7	1.3
Accretion, amortization and depreciation	(3.5)	(5.8)
Net realized and unrealized (gain)/loss on investments	1.6	(5.9)
Deferred tax expense/(benefit)	2.6	(16.3)
Net changes in assets and liabilities:
Accrued investment income	4.8	9.0
Premiums and other receivables	(710.7)	(601.3)
Amounts due from The Fidelis Partnership	(32.9)	(17.8)
Deferred reinsurance premiums	(319.5)	(301.1)
Reinsurance balances recoverable on paid losses	17.2	(13.4)
Reinsurance balances recoverable on reserves for losses and loss adjustment expenses	(51.7)	(228.3)
Deferred policy acquisition costs	(287.1)	(215.7)
Other assets	105.1	(4.3)
Reserves for losses and loss adjustment expenses	149.0	(43.8)
Unearned premiums	930.2	724.0
Reinsurance balances payable	261.2	264.8
Amounts due to The Fidelis Partnership	95.2	56.1
Other liabilities	2.8	7.9
Net cash provided by/(used in) operating activities	274.0	(433.1)
Investing activities
Purchase of available-for-sale securities	(626.1)	(368.8)
Proceeds from maturities of available-for-sale securities	124.0	171.8
Proceeds from sales of available-for-sale securities	399.2	642.0
Proceeds from sale of other investments	5.5	0.0
Purchase of other investments	126.9	0.0
Purchase of fixed assets	(0.4)	(0.3)
Net cash provided by/(used in) investing activities	(224.7)	444.7
Financing activities
Dividends on common shares	(13.3)	(11.1)
Repurchase of common shares	(219.4)	(22.1)
Tax paid on withholding shares	(1.4)	0.0
Net cash used in financing activities	(234.1)	(33.2)
Effect of exchange rate changes on foreign currency cash	(0.9)	2.7
Net decrease in cash, restricted cash, and cash equivalents	(185.7)	(18.9)
Cash, restricted cash, and cash equivalents, beginning of period	1,247.6	946.6
Cash, restricted cash, and cash equivalents, end of period	1,061.9	927.7
Cash, restricted cash, and cash equivalents comprise the following:
Cash and cash equivalents	895.4	733.4
Restricted cash and cash equivalents	166.5	194.3
Total cash, cash equivalents and restricted cash	$ 1,061.9	$ 927.7